Shareholder Report, Holdings (Details)	Aug. 31, 2024
C000152590 | Microsoft Corp8155962
Holdings [Line Items]
Percent of Total Investments	3.70%
C000152590 | Apple Inc8156952
Holdings [Line Items]
Percent of Total Investments	3.10%
C000152590 | NVIDIA Corp8156103
Holdings [Line Items]
Percent of Total Investments	2.50%
C000152590 | Broadcom Inc8157112
Holdings [Line Items]
Percent of Total Investments	1.40%
C000152590 | Amazon.com Inc8156909
Holdings [Line Items]
Percent of Total Investments	1.30%
C000152590 | Meta Platforms Inc8158027
Holdings [Line Items]
Percent of Total Investments	1.10%
C000152590 | Visa Inc8156804
Holdings [Line Items]
Percent of Total Investments	1.10%
C000152590 | JPMorgan Chase & Co8158213
Holdings [Line Items]
Percent of Total Investments	0.80%
C000152590 | Alphabet Inc8156908
Holdings [Line Items]
Percent of Total Investments	0.70%
C000152590 | Taiwan Semiconductor Manufacturing Co Ltd8155952
Holdings [Line Items]
Percent of Total Investments	0.70%
C000152590 | Rights
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000152590 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000152590 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000152590 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000152590 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000152590 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000152590 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000152590 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000152590 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000152590 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000152590 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000152590 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000152590 | Financials
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000152590 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	23.10%
C000152591 | Microsoft Corp8155962
Holdings [Line Items]
Percent of Total Investments	3.70%
C000152591 | Apple Inc8156952
Holdings [Line Items]
Percent of Total Investments	3.10%
C000152591 | NVIDIA Corp8156103
Holdings [Line Items]
Percent of Total Investments	2.50%
C000152591 | Broadcom Inc8157112
Holdings [Line Items]
Percent of Total Investments	1.40%
C000152591 | Amazon.com Inc8156909
Holdings [Line Items]
Percent of Total Investments	1.30%
C000152591 | Meta Platforms Inc8158027
Holdings [Line Items]
Percent of Total Investments	1.10%
C000152591 | Visa Inc8156804
Holdings [Line Items]
Percent of Total Investments	1.10%
C000152591 | JPMorgan Chase & Co8158213
Holdings [Line Items]
Percent of Total Investments	0.80%
C000152591 | Alphabet Inc8156908
Holdings [Line Items]
Percent of Total Investments	0.70%
C000152591 | Taiwan Semiconductor Manufacturing Co Ltd8155952
Holdings [Line Items]
Percent of Total Investments	0.70%
C000152591 | Rights
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000152591 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000152591 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000152591 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000152591 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000152591 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000152591 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000152591 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000152591 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000152591 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000152591 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000152591 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000152591 | Financials
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000152591 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	23.10%
C000152592 | U.S. Treasury Bonds8157693
Holdings [Line Items]
Percent of Total Investments	2.10%
C000152592 | U.S. Treasury Bonds8157318
Holdings [Line Items]
Percent of Total Investments	1.90%
C000152592 | U.S. Treasury Notes8157334
Holdings [Line Items]
Percent of Total Investments	1.40%
C000152592 | U.S. Treasury Bonds8157320
Holdings [Line Items]
Percent of Total Investments	1.40%
C000152592 | U.S. Treasury Notes8157737
Holdings [Line Items]
Percent of Total Investments	1.30%
C000152592 | U.S. Treasury Notes8157326
Holdings [Line Items]
Percent of Total Investments	1.30%
C000152592 | U.S. Treasury Notes8157342
Holdings [Line Items]
Percent of Total Investments	1.10%
C000152592 | U.S. Treasury Bonds8157940
Holdings [Line Items]
Percent of Total Investments	1.00%
C000152592 | U.S. Treasury Notes8157745
Holdings [Line Items]
Percent of Total Investments	1.00%
C000152592 | U.S. Treasury Bonds8157937
Holdings [Line Items]
Percent of Total Investments	1.00%
C000152592 | Other
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000152592 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000152592 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000152592 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000152592 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000152592 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000152592 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000152592 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000152592 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000152592 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000152592 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000152592 | Financials
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000152592 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000152592 | Sovereign Debt
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000152592 | Municipal Bond
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000152592 | Loan Participation
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000152592 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000152592 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	24.80%
C000152592 | Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	34.00%
C000152593 | U.S. Treasury Bonds8157693
Holdings [Line Items]
Percent of Total Investments	2.10%
C000152593 | U.S. Treasury Bonds8157318
Holdings [Line Items]
Percent of Total Investments	1.90%
C000152593 | U.S. Treasury Notes8157334
Holdings [Line Items]
Percent of Total Investments	1.40%
C000152593 | U.S. Treasury Bonds8157320
Holdings [Line Items]
Percent of Total Investments	1.40%
C000152593 | U.S. Treasury Notes8157737
Holdings [Line Items]
Percent of Total Investments	1.30%
C000152593 | U.S. Treasury Notes8157326
Holdings [Line Items]
Percent of Total Investments	1.30%
C000152593 | U.S. Treasury Notes8157342
Holdings [Line Items]
Percent of Total Investments	1.10%
C000152593 | U.S. Treasury Bonds8157940
Holdings [Line Items]
Percent of Total Investments	1.00%
C000152593 | U.S. Treasury Notes8157745
Holdings [Line Items]
Percent of Total Investments	1.00%
C000152593 | U.S. Treasury Bonds8157937
Holdings [Line Items]
Percent of Total Investments	1.00%
C000152593 | Other
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000152593 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000152593 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000152593 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000152593 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000152593 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000152593 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000152593 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000152593 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000152593 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000152593 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000152593 | Financials
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000152593 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000152593 | Sovereign Debt
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000152593 | Municipal Bond
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000152593 | Loan Participation
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000152593 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000152593 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	24.80%
C000152593 | Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	34.00%